other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
other long-term assets
Balance, beginning of period	$ 667	$ 515
Additions	560	511
Amortization	(444)	(359)
Balance, end of period	783	667
Current	413	366
Non-current	370	301
Total	783	667
Costs incurred to obtain contracts with customers
other long-term assets
Balance, beginning of period	603	476
Additions	531	477
Amortization	(433)	(350)
Balance, end of period	701	603
Current	389
Non-current	312
Total	701	603
Costs incurred to fulfill contracts with customers
other long-term assets
Balance, beginning of period	64	39
Additions	29	34
Amortization	(11)	(9)
Balance, end of period	82	64
Current	24
Non-current	58
Total	$ 82	$ 64